Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
During the year ended December 31, 2019, the Company recognized $1,113.3 million of revenue, the majority of which was derived from contracts with customers.
During the year ended December 31, 2019, the Company did not incur any impairment losses on any receivables or contract assets arising from the Company’s contracts with customers.
During the year ended December 31, 2019, the Company did not incur any credit losses on any receivables or contract assets arising from the Company’s contracts with customers.
In accordance with ASC 606, the Company disaggregates revenue from contracts with customers based on the timing of revenue recognition. The Company determined that disaggregating revenue into these categories depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. As discussed in Note 21, Segment Information, the Company business consists of the web presence and digital marketing segments. The following table presents disaggregated revenues by category for the years ended December 31, 2018 and 2019:

	Year Ended December 31, 2018
	Web presence	Digital marketing	Total
	(in thousands)
Subscription-based revenue
Direct revenue from subscriptions	$613,599	$404,533	$1,018,132
Professional services	13,815	1,373	15,188
Reseller revenue	73,341	3,537	76,878
Total subscription-based revenue	$700,755	$409,443	$1,110,198

Non-subscription-based revenue
MDF	$8,631	$609	$9,240
Premium domains	20,109	—	20,109
Domain parking and monetization	5,744	—	5,744
Total non-subscription-based revenue	$34,484	$609	$35,093

Total revenue	$735,239	$410,052	$1,145,291

	Year Ended December 31, 2019
	Web presence	Digital marketing	Total
	(in thousands)
Subscription-based revenue
Direct revenue from subscriptions	$588,963	$404,722	$993,685
Professional services	12,578	1,611	14,189
Reseller revenue	70,196	3,685	73,881
Total subscription-based revenue	$671,737	$410,018	$1,081,755

Non-subscription-based revenue
MDF	$7,870	$654	$8,524
Premium domains	17,566	—	17,566
Domain parking and monetization	5,433	—	5,433
Total non-subscription-based revenue	$30,869	$654	$31,523

Total revenue	$702,606	$410,672	$1,113,278
Subscription-based revenue is primarily recognized over time, when the services are performed, except for third party products for which the Company acts as an agent. Revenue from third party products for which the Company acts as an agent is recognized at a point in time, when the revenue is earned.
Revenue, classified by the major geographic areas in which the Company’s customers are located, was as follows for the years ended December 31, 2018 and 2019:

	Year Ended December 31, 2018
	Web presence	Digital marketing	Total
	(in thousands)
Domestic	$456,890	$376,974	$833,864
International	278,349	33,078	311,427
Total	$735,239	$410,052	$1,145,291

	Year Ended December 31, 2019
	Web presence	Digital marketing	Total
	(in thousands)
Domestic	$433,354	$379,516	$812,870
International	269,252	31,156	300,408
Total	$702,606	$410,672	$1,113,278